                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
CERTIFICATES OF DEPOSIT--23.3%
YANKEE CERTIFICATES OF DEPOSIT--23.3%
Bank of Montreal, Chicago, 0.25%, 12/10/09                          $ 15,000,000   $   15,000,000
Bank of Nova Scotia:
0.20%, 1/27/10                                                        20,000,000       20,000,000
0.21%, 12/30/09                                                        3,700,000        3,700,000
0.22%, 11/30/09                                                       28,000,000       28,000,000
BNP Paribas, New York:
0.27%, 1/21/10                                                        43,000,000       43,000,000
0.27%, 1/25/10                                                        41,000,000       41,000,000
0.27%, 2/11/10                                                         3,000,000        3,000,000
0.29%, 1/8/10                                                         12,000,000       12,000,000
0.30%, 11/12/09                                                        5,000,000        5,000,000
Calyon, New York, 0.18%, 11/4/09                                      27,200,000       27,200,000
National Australia Bank, New York:
0.34%, 11/2/09                                                         5,500,000        5,500,000
0.36%, 1/4/10                                                          8,000,000        8,000,000
0.37%, 12/1/09                                                        35,000,000       35,000,000
Nordea Bank Finland plc, New York:
0.25%, 1/13/10                                                        37,000,000       37,000,000
0.25%, 1/15/10                                                        30,000,000       30,000,000
0.26%, 1/14/10                                                         1,000,000        1,000,000
Rabobank Nederland NV, New York:
0.30%, 12/18/09                                                       34,000,000       34,000,000
0.65%, 2/18/10                                                         6,500,000        6,500,000
0.72%, 7/26/10                                                        18,000,000       18,000,000
0.90%, 6/21/10                                                        36,000,000       36,000,000
0.95%, 6/23/10                                                         7,000,000        7,000,000
1.05%, 4/30/10                                                         4,100,000        4,111,202
1.52%, 3/19/10                                                        19,000,000       19,073,849
Royal Bank of Canada, 0.28%, 3/26/10                                  30,500,000       30,500,000
Societe Generale, New York:
0.215%, 12/3/09                                                       26,000,000       26,000,000
0.24%, 11/24/09                                                       15,000,000       15,000,000
Toronto Dominion Bank, New York:
1.47%, 11/12/09                                                       25,000,000       25,000,000
1.50%, 11/3/09                                                        40,000,000       40,000,000
                                                                                   --------------
Total Certificates of Deposit (Cost $575,585,051)                                     575,585,051
                                                                                   --------------
DIRECT BANK OBLIGATIONS--21.2%
Bank of Nova Scotia, 0.22%, 12/8/09                                   44,100,000       44,089,802
Capital One Funding Corp., Series 1996E, 0.60%, 11/2/09(1)             5,116,000        5,116,000
CBA (Delaware) Finance:
0.19%, 12/24/09                                                       23,500,000       23,493,427
0.21%, 1/13/10                                                        10,200,000       10,195,657
0.24%, 11/30/09                                                       13,000,000       12,997,487
0.24%, 12/4/09                                                        34,000,000       33,990,760
0.265%, 1/22/10                                                       15,000,000       14,990,946
0.30%, 11/6/09                                                        18,000,000       17,999,250
Danske Corp., 0.19%, 12/21/09(2)                                      36,100,000       36,090,474


                     1 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
JPMorgan Chase Funding, Inc.:
0.215%, 12/9/09                                                     $ 12,500,000   $   12,497,163
0.23%, 11/24/09                                                       10,500,000       10,498,457
0.25%, 11/23/09                                                       33,500,000       33,494,882
0.26%, 11/20/09                                                       34,000,000       33,995,334
National Australia Funding (Delaware), Inc.:
0.28%, 11/3/09                                                        25,000,000       24,999,611
0.30%, 12/2/09(2)                                                     25,600,000       25,593,387
0.39%, 1/7/10(2)                                                      26,000,000       25,981,128
Nordea North America, Inc.:
0.21%, 1/22/10                                                        21,400,000       21,390,251
0.25%, 11/19/09                                                       30,000,000       29,996,250
Scotiabanc, Inc., 0.21%, 1/8/10(2)                                    10,000,000        9,996,033
Societe Generale:
0.24%, 11/18/09                                                       12,500,000       12,498,583
0.24%, 11/19/09                                                       20,000,000       19,997,600
0.25%, 11/16/09                                                       33,000,000       32,996,563
Westpac Banking Corp., 0.29%, 11/3/09(2)                              30,000,000       29,999,517
                                                                                   --------------
Total Direct Bank Obligations (Cost $522,898,562)                                     522,898,562
                                                                                   --------------
SHORT-TERM NOTES--52.6%
CAPITAL MARKETS--0.6%
BNP Paribas Finance, Inc., 0.25%, 11/25/09                            15,807,000       15,804,366
COMMERCIAL FINANCE--1.3%
Private Export Funding Corp., 0.22%, 12/8/09(2)                       31,600,000       31,592,855
DIVERSIFIED FINANCIAL SERVICES--3.8%
General Electric Capital Corp., 0.22%, 1/28/10                        31,900,000       31,882,845
General Electric Capital Services:
0.20%, 1/19/10                                                        33,800,000       33,785,166
0.20%, 1/20/10                                                         4,900,000        4,897,822
0.20%, 1/20/10                                                        13,600,000       13,593,956
0.26%, 11/27/09                                                       10,000,000        9,998,122
                                                                                   --------------
                                                                                       94,157,911
                                                                                   --------------
FOOD PRODUCTS--1.9%
Nestle Capital Corp.:
0.50%, 3/15/10(2)                                                     37,400,000       37,319,228
0.51%, 3/16/10(2)                                                      8,500,000        8,483,744
                                                                                   --------------
                                                                                       45,802,972
                                                                                   --------------
INSURANCE--1.2%
United of Omaha Life Insurance Co., 0.746%, 12/28/09(1)               30,000,000       30,000,000
LEASING & FACTORING--4.8%
Toyota Motor Credit Corp.:
0.23%, 12/7/09                                                        9,500,000         9,497,815
0.26%, 12/2/09                                                       26,500,000        26,494,067
0.26%, 12/3/09                                                       33,000,000        32,992,373
0.26%, 12/4/09                                                       49,000,000        48,988,322
                                                                                   --------------
                                                                                      117,972,577
                                                                                   --------------


                     2 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
MUNICIPAL--7.5%
Alamogordo, NM Hospital Improvement & Refunding Bonds Bonds,
Gerald Champion Medical Center, Series 2007B, 0.35%, 11/1/09(1)     $  2,700,000   $    2,700,000
Allegheny Cnty., PA Industrial Development Authority Bonds,
Union Electric Steel Corp., Series 1997, 0.37%, 11/1/09(1)             3,000,000        3,000,000
Appleton, NM Great Northern Corp. Project, Series1999A, 0.30%,
11/1/09(1)                                                             2,400,000        2,400,000
AR Development Finance Authority, Waste Management of Arkansas,
Inc. Project, Series 2003, 0.40%, 11/2/09(1)                           3,000,000        3,000,000
Arlington Cnty., VA Industrial Development Authority Economic
Development Revenue Bonds, Skating Facilities, Series 2005,
0.32%, 11/2/09(1)                                                      2,300,000        2,300,000
B&D Association/LLP Eye Association of Boca Raton Bonds, B&D
Association Project, Series 2005, 0.35%, 11/2/09(1)                    2,740,000        2,740,000
CA Pollution Control Finance Authority Solid Waste Revenue
Bonds, George Borba & Son Dairy Project, 0.66%, 12/3/09(1)             3,800,000        3,800,000
CA Pollution Control Financing Authority Bonds, Wasde
Connections, Inc. Project, 0.32%, 11/2/09(1)                           4,500,000        4,500,000
Capital One Funding Corp. Nts., Series 2000D, 0.60%, 11/2/09(1)        5,328,000        5,328,000
Carterville Development Authority Industrial Development
Revenue Bonds, Aquafil USA, Inc. Project, Series 2005, 0.35%,
11/2/09(1)                                                             1,495,000        1,495,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center Project,
Series 2009, 0.35%, 11/2/09(1)                                         5,400,000        5,400,000
Chattanooga, TN Health, Education & Housing Bonds, Southern
Adventist University, 0.26%, 11/1/09(1)                                1,800,000        1,800,000
Chattanooga, TN Industrial Development Board Revenue Bonds,
Tennessee Aquarium Project, Series 2004, 0.26%, 11/1/09(1)             1,960,000        1,960,000
Columbus, GA Industrial Development Authority Revenue Bonds,
Litho-Krome Co. Project, Series 2002, 0.35%, 11/2/09(1)                3,125,000        3,125,000
Covington, TN Industrial Development Board Revenue Bonds,
Charms Co. Project, Series 1992, 0.40%, 11/2/09(1)                     2,500,000        2,500,000
District of Columbia Bonds, The Pew Charitable Trust Issue,
Series 2008B, 0.32%, 11/2/09(1)                                        2,600,000        2,600,000
Falls Church, VA Economic Development Authority Bonds, Tax
Analysts, Series 2006B, 0.40%, 11/4/09(1)                              4,135,000        4,135,000
Fredericksburg, VA Economic Development Bonds, Eagle Village,
Series 2009B, 0.37%, 11/1/09(1)                                       10,000,000       10,000,000
Fulton Cnty., GA Development Authority Bonds, Maxon Atlantic
Station LLC Project, Series 05, 0.35%, 3/1/10(1)                       2,420,000        2,420,000
Gilmer Industrial Development Corp. Industrial Development
Authority Revenue Bonds, Duoline Tech, Series 2008B, 0.40%,
12/1/09(1)                                                             2,000,000        2,000,000


                     3 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
Holland Creek Metropolitan District Eagle Cnty., CO, Series
2001, 0.26%, 11/2/09(1)                                             $  4,645,000   $    4,645,000
Jacksonville Economic Development Commission Special Facilities
Bonds, Holland Sheltair Aviation Group, Series 2005A2, 0.35%,
11/2/09(1)                                                             2,500,000        2,500,000
Jacksonville, FL Health Facilities Authority Hospital Revenue
Bonds, Samuel Taylor Foundation Project, Series 1998, 0.26%,
11/1/09(1)                                                             1,715,000        1,715,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products,
Inc. Project, Series 2008, 0.30%, 11/2/09(1)                           6,200,000        6,200,000
MA Health & Educational Facilities Authority Bonds, Northeast
Hospital Corp., Series 2006I, 0.35%, 11/2/09(1)                        3,075,000        3,075,000
MD Economic Development Corp. Economic Development Revenue
Bonds, Maryland Soccer Project, Series 2000, 0.26%, 11/1/09(1)         2,775,000        2,775,000
Miami-Dade Cnty., FL Industrial Development Authority Revenue
Bonds, Waste Management, Inc. of FL Project, Series 2007,
0.30%, 11/2/09(1)                                                      2,000,000        2,000,000
MO Health & Educational Facilities Authority Bonds, Deaconess
Long-Term Care of Missouri, Series 1996B, 0.27%, 11/2/09(1)            5,035,000        5,035,000
MS Business Finance Corp. Revenue Bonds, Signal International LLC        500,000          500,000
Project, Series 2004:
1.25%, 11/2/09(1)
1.25%, 11/2/09(1)                                                        600,000          600,000
Newton, KS Economic Development Revenue Bonds, Medical Office
Plaza Addition, 0.35%, 11/2/09(1)                                      1,461,000        1,461,000
NJ Healthcare Facilities Finance Authority Revenue Bonds, St.
Peter's University Hospital, Series 2000C, 0.37%, 11/4/09(1)           2,620,000        2,620,000
NJ Housing and Mortgage Finance Agency Multifamily Revenue
Bonds, Series 2008G, 0.35%, 11/1/09(1)                                 5,125,000        5,125,000
Oakland-Alameda Cnty., CA Coliseum Authority Lease Revenue
Bonds, Coliseum Project, Series D, 0.31%, 11/2/09(1)                   3,550,000        3,550,000
PA Economic Development Finance Authority, PMF Industries, Inc.
Project, Series 2006A2, 0.37%, 11/2/09(1)                              2,930,000        2,930,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds,
Watson Clinic, Series 1999, 0.35%, 11/1/09(1)                          2,530,000        2,530,000
Porterfield Family Partners LP Bonds, Series 2004, 0.35%,
11/2/09(1)                                                             2,700,000        2,700,000
Richmond, VA Redevelopment Authority Bonds, Old Manchester
Project, Series 1995B, 0.45%, 11/1/09(1)                               1,910,000        1,910,000
San Jose, CA Financing Authority Bonds, Land Acquisition
Refunding Project, Series 2008F, 0.27%, 11/2/09(1)                     5,400,000        5,400,000
Savannah College of Art & Design, Inc. Bonds, Series 2004,
0.35%, 11/1/09(1)                                                      1,800,000        1,800,000
Shaw University Bonds, Series A, 0.35%, 11/2/09(1)                     1,865,000        1,865,000
Sheltair Aviation Center LLC Nts., Fort Lauderdale Project,
Series 2004A, 0.35%, 11/2/09(1)                                        6,030,000        6,030,000


                     4 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
St. Paul, MN Port Authority Revenue Refunding Bonds, Series
2009-3Z, 0.50%, 11/2/09(1)                                          $  1,575,000   $    1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project,
0.35%, 11/2/09(1)                                                      3,930,000        3,930,000
Surry Cnty., VA Industrial Development Bonds, Windsor Mill
Project, Series 2007, 0.37%, 11/2/09(1)                                3,730,000        3,730,000
Taylor Cnty. Development Authority Industrial Development
Revenue Bonds, American Colloid Co., Series 2000, 0.40%,
11/1/09(1)                                                             2,900,000        2,900,000
Tuscaloosa Cnty., AL Industrial Development Authority Revenue
Bonds, Gulf Opportunity Zone Hunt Refining Project, Series
2009, 0.42%, 11/2/09(1)                                               10,000,000       10,000,000
United Methodist Church of Gulf Shores, AL Bonds, Series 2004,
0.35%, 11/2/09(1)                                                      3,650,000        3,650,000
VA Small Business Finance Authority, WoodFuels Virginia LLC
Project, Series 2009A, 0.23%, 11/2/09(1)                               5,000,000        5,000,000
VA Small Business Finance Authority, WoodFuels Virginia LLC
Project, Series 2009B, 0.37%, 11/2/09(1)                               1,500,000        1,500,000
WA Economic Development Finance Authority Revenue Bonds,
Benaroya Research Institute at Virginia Mason Series 2006D,
0.40%, 11/1/09(1)                                                        870,000          870,000
Walton Cnty. Development Authority Industrial Development
Revenue Bonds, Walton Press, Inc., Series 2006, 0.40%,
11/1/09(1)                                                             3,360,000        3,360,000
Watson Clinic LLP Nts., Series 1999, 0.35%, 11/2/09(1)                 7,300,000        7,300,000
Westmoreland Cnty., PA Industrial Development Authority Revenue
Bonds, Excela Health System Project, Series 2005D, 0.37%,
11/2/09(1)                                                             1,100,000        1,100,000
Zoological Society of Philadelphia Revenue Bonds, Series 2003,
0.35%, 11/2/09(1)                                                      6,780,000        6,780,000
                                                                                   --------------
                                                                                      185,864,000
                                                                                   --------------
PERSONAL PRODUCTS--1.3%
Procter & Gamble International Funding SCA:
0.478%, 5/7/10(1,2)                                                   13,500,000       13,500,000
0.714%, 2/8/10(1,2)                                                   19,000,000       19,000,000
                                                                                   --------------
                                                                                       32,500,000
                                                                                   --------------
PHARMACEUTICALS--1.9%
Roche Holdings, Inc., 1.393%, 2/25/10(1)                              47,500,000       47,500,000
RECEIVABLES FINANCE--23.6%
Barton Capital Corp.:
0.23%, 1/12/10(2)                                                      9,000,000        8,995,860
0.23%, 1/14/10(2)                                                     29,715,000       29,700,951
0.26%, 12/1/09(2)                                                     18,500,000       18,495,992
0.30%, 11/9/09(2)                                                     35,300,000       35,297,647
Chariot Funding LLC, 0.22%, 1/7/10(3)                                 21,300,000       21,291,279
Crown Point Capital Co.:
0.45%, 11/6/09                                                        30,000,000       29,998,125


                     5 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
Crown Point Capital Co.: Continued
0.45%, 12/11/09                                                     $ 13,000,000   $   12,993,500
0.50%, 11/2/09                                                        25,000,000       24,999,653
Fairway Finance Corp.:
0.23%, 1/14/10(2)                                                     25,000,000       24,988,181
0.24%, 12/18/09(2)                                                    45,000,000       44,985,900
0.24%, 1/4/10(2)                                                      20,000,000       19,991,467
0.27%, 11/16/09(2)                                                     8,500,000        8,499,008
Gemini Securitization Corp.:
0.25%, 12/17/09(2)                                                    25,500,000       25,491,854
0.26%, 12/9/09(2)                                                     14,700,000       14,696,121
0.27%, 11/25/09(2)                                                    12,000,000       11,997,840
0.29%, 11/17/09(2)                                                    25,000,000       24,996,778
0.30%, 11/4/09(2)                                                      5,000,000        4,999,875
Kitty Hawk Funding Corp., 0.23%, 11/4/09(2)                           12,000,000       11,999,770
Lexington Parker Capital Co. LLC:
0.50%, 11/5/09(2)                                                     35,400,000       35,398,033
0.50%, 11/13/09(2)                                                    23,000,000       22,996,167
0.50%, 11/17/09(2)                                                    20,000,000       19,995,556
Old Line Funding Corp., 0.27%, 1/26/10(2)                             36,000,000       35,976,780
Park Avenue Receivables Co. LLC:
0.22%, 1/15/10(2)                                                      9,600,000        9,595,600
0.22%, 1/20/10(2)                                                     26,400,000       26,387,093
Ranger Funding Co. LLC:
0.20%, 12/10/09(3)                                                    17,700,000       17,696,165
0.24%, 12/7/09(2)                                                     12,000,000       11,997,120
Thunder Bay Funding LLC:
0.26%, 2/2/10(3)                                                      18,000,000       17,987,910
0.28%, 1/14/10(3)                                                      4,000,000        3,997,698
Yorktown Capital LLC, 0.30%, 11/2/09(2)                                5,075,000        5,074,958
                                                                                   --------------
                                                                                      581,522,881
                                                                                   --------------
U.S. GOVERNMENT OBLIGATIONS--4.7%
Straight-A Funding LLC, Series I:
0.21%, 1/11/10                                                        15,000,000       14,993,788
0.21%, 1/11/10                                                        20,000,000       19,991,717
0.21%, 1/12/10                                                        15,000,000       14,993,700
0.225%, 12/7/09                                                       15,000,000       14,996,625
0.23%, 12/7/09                                                        25,447,000       25,441,147
0.25%, 11/17/09                                                        9,615,000        9,613,932
0.26%, 11/20/09                                                       15,000,000       14,997,936
                                                                                   --------------
                                                                                      115,028,845
                                                                                   --------------
Total Short-Term Notes (Cost $1,297,746,407)                                        1,297,746,407
                                                                                   --------------
U.S. GOVERNMENT AGENCIES--3.1%
Federal Home Loan Bank:
0.50%, 10/28/10-10/29/10(4)                                           26,000,000       26,000,000


                     6 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                    ------------   --------------
Federal Home Loan Bank Continued
0.79%, 3/12/10(1)                                                   $ 50,000,000   $   50,000,000
                                                                                   --------------
Total U.S. Government Agencies (Cost $76,000,000)                                      76,000,000
                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,472,230,020)                          100.2%   2,472,230,020
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (0.2)      (4,515,514)
                                                                    ------------   --------------
NET ASSETS                                                                 100.0%  $2,467,714,506
                                                                    ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $690,114,917, or 27.97% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $60,973,052 or 2.47% of the Fund's net assets as of October 31, 2009.

(4.) Illiquid security. The aggregate value of illiquid securities as of October 31, 2009 was $26,000,000, which represents 1.05% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                               LEVEL 1--            LEVEL 2--           LEVEL 3--
                           UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                 PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                           -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit           $--            $  575,585,051             $--          $  575,585,051
Direct Bank Obligations            --               522,898,562              --             522,898,562
Short-Term Notes                   --             1,297,746,407              --           1,297,746,407
U.S. Government Agencies           --                76,000,000              --              76,000,000
                                  ---            --------------             ---          --------------
Total Assets                      $--            $2,472,230,020             $--          $2,472,230,020
                                  ===            ==============             ===          ==============



                    7 | OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.



                    8 | OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009